Consolidated Statements Of Stockholders' Equity (USD $)	Total	Common Stock [Member]	Capital In Excess of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Sep. 30, 2011	$ 48,785,778	$ 23,123,410	$ 6,830,395	$ 22,865,311	$ (4,033,338)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	4,296,745			4,296,745
Other comprehensive income (loss)	83,253				83,253
Tax benefits from stock option exercise	34,818	0	34,818
Cash dividends declared	(3,257,542)			(3,257,542)
Issuance of common stock	739,878	229,425	510,453
Stock option grants	0
Balance at Sep. 30, 2012	50,682,930	23,352,835	7,375,666	23,904,514	(3,950,085)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	4,262,052			4,262,052
Other comprehensive income (loss)	1,798,851				1,798,851
Cash dividends declared	(8,063,327)			(8,063,327)
Issuance of common stock	737,076	193,795	543,281
Stock option grants	84,840	0	84,840
Balance at Sep. 30, 2013	49,502,422	23,546,630	8,003,787	20,103,239	(2,151,234)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	4,708,440			4,708,440
Other comprehensive income (loss)	1,011,908				1,011,908
Cash dividends declared	(3,490,624)			(3,490,624)
Issuance of common stock	213,391	55,260	158,131
Stock option grants	75,310	0	75,310
Balance at Sep. 30, 2014	$ 52,020,847	$ 23,601,890	$ 8,237,228	$ 21,321,055	$ (1,139,326)